OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

Principal Amount		Value
Bonds: 68.7%
Corporate Bonds: 19.9%
Air Freight & Logistics: 1.8%
	American Airlines 2019-1 Class B Pass Through Trust
$810,482	3.850%, 02/15/2028	$686,270
	British Airways 2021-1 Class A Pass Through Trust
1,799,961	2.900%, 03/15/2035	1,593,455
		2,279,725
Airlines: 1.7%
	Air Canada 2020-2 Class A Pass Through Trust
811,445	5.250%, 04/01/2029	813,233
	British Airways 2020-1 Class A Pass Through Trust
555,695	4.250%, 11/15/2032	536,776
	United Airlines 2020-1 Class A Pass Through Trust
851,076	5.875%, 10/15/2027	838,440
		2,188,449
Automobiles: 1.5%
	Ford Motor Credit Co LLC
1,000,000	2.700%, 08/10/2026	853,750
	General Motors Co.
1,000,000	6.125%, 10/01/2025	1,036,026
		1,889,776
Banks: 4.8%
	Banco Santander SA
200,000	4.175% (1 Year CMT Rate + 2.000%), 03/24/2028 [1,10]	191,256
	Bank of America Corp.
1,000,000	4.250%, 10/22/2026	987,664
	Citigroup, Inc.
1,000,000	2.173% (SOFR + 1.372%), 05/24/2025 [1]	992,116
	JP Morgan Chase & Co.
1,000,000	4.709% (3 Month LIBOR USD + 3.470%), 10/30/2022 [1,6]	957,722
	JPMorgan Chase & Co.
1,003,000	4.287% (3 Month LIBOR USD + 3.320%), 10/01/2022 [1,6]	939,059
	The PNC Financial Services Group, Inc.
1,000,000	4.964% (3 Month LIBOR USD + 3.678%), 08/01/2022 [1,6]	966,985
1,000,000	6.000% (5 Year CMT Rate + 3.000%), 05/15/2027 [1,6,10]	957,500
		5,992,302
Biotechnology: 0.7%
	Amgen, Inc.
1,000,000	3.000%, 02/22/2029	924,966

Capital Markets: 1.4%
	Morgan Stanley
1,000,000	4.350%, 09/08/2026	992,941
1,000,000	2.484% (SOFR + 1.360%), 09/16/2036 [1,10]	772,117
		1,765,058
Diversified Financial Services: 0.7%
	Aviation Capital Group LLC
1,000,000	1.950%, 01/30/2026	871,952

Electric Utilities: 1.7%
	Alabama Power Co.
1,000,000	3.050%, 03/15/2032	917,408
	Edison International
410,000	5.000% (5 Year CMT Rate + 3.901%), 12/15/2026 [1,6,10]	327,234
	Southern California Edison Co.
1,000,000	0.975%, 08/01/2024	944,369
		2,189,011
Electronic Equipment, Instruments & Components: 0.7%
	TD SYNNEX Corp.
1,000,000	1.250%, 08/09/2024	934,931

Health Care Providers & Services: 0.8%
	UnitedHealth Group, Inc.
1,000,000	4.200%, 05/15/2032	1,005,046

Hotels, Restaurants & Leisure: 0.8%
	Hyatt Hotels Corp.
1,000,000	1.627% (SOFR + 1.050%), 10/01/2023 [1]	998,345

Insurance: 0.8%
	Metropolitan Life Global Funding I
1,000,000	2.800%, 03/21/2025	974,698
	SBL Holdings, Inc.
25,000	6.500% (5 Year CMT Rate + 5.620%), 11/13/2026 [1,6,10]	20,188
		994,886
Oil, Gas & Consumable Fuels: 0.7%
	Energy Transfer L.P.
1,000,000	6.500% (5 Year CMT Rate + 5.694%), 11/15/2026 [1,6,10]	886,417

Pharmaceuticals: 1.0%
	Allergan Finance LLC
1,220,000	3.250%, 10/01/2022	1,220,000

Road & Rail: 0.2%
	Burlington Northern Santa Fe LLC
250,000	4.450%, 01/15/2053	243,927

Trading Companies & Distributors: 0.6%
	Air Lease Corp.
1,000,000	4.125% (5 Year CMT Rate + 3.149%), 12/15/2026 [1,10]	721,008

Total Corporate Bonds
(Cost $27,052,875)		25,105,799

Asset Backed Securities: 17.6%
	Aaset 2021-2 Trust 2021-2
970,863	2.798%, 01/15/2047	831,704
	American Credit Acceptance Receivables Trust 2021-1
1,500,000	1.140%, 03/15/2027	1,423,887
	American Credit Acceptance Receivables Trust 2021-2
1,000,000	0.970%, 07/13/2027	970,600
	Carvana Auto Receivables Trust 2021-N1
1,075,315	1.300%, 01/10/2028	1,049,741
	Carvana Auto Receivables Trust 2021-N2
1,000,000	1.270%, 03/10/2028	949,179
	CLI Funding VIII LLC
2,165,774	1.640%, 02/18/2046	1,916,402
	Credit Acceptance Auto Loan Trust 2021-3
750,000	1.380%, 07/15/2030	691,425
	DT Auto Owner Trust 2021-1
500,000	0.840%, 10/15/2026	477,300
	FCI Funding 2021-1 LLC 2021-1
262,014	1.130%, 04/15/2033	256,472
	Flagship Credit Auto Trust 2019-2
186,048	3.090%, 05/15/2025 [3]	185,433
	Flagship Credit Auto Trust 2020-4
500,000	1.280%, 02/16/2027	480,993
	Flagship Credit Auto Trust 2021-2
1,000,000	1.270%, 06/15/2027	929,265
	HERO Funding Trust 2021-1
665,355	2.240%, 09/20/2051	598,613
	MVW Owner Trust, LLC 2021-1WA B
353,242	1.440%, 01/22/2041	320,999
	Navigator Aircraft ABS Ltd.
1,441,964	2.771%, 11/15/2046 [12]	1,288,716
	Nyctl 2021-A Trust 2021-A
818,030	2.100%, 11/10/2034	796,851
	OnDeck Asset Securitization Trust III LLC
1,000,000	2.280%, 05/17/2027	894,750
	Progress Residential 2021-SFR1
500,000	1.555%, 04/17/2038	443,120
	Santander Drive Auto Receivables Trust 2019-2
1,187,777	3.220%, 07/15/2025	1,185,030
	Santander Drive Auto Receivables Trust 2021-2
1,000,000	1.350%, 07/15/2027	939,501
	Stonepeak 2021-1 ABS 2021-1
896,824	2.301%, 02/28/2033	837,511
	Thrust Engine Leasing 2021 DAC
1,944,699	4.163%, 07/15/2040	1,731,221
	Triton Container Finance VIII LLC
1,787,500	1.860%, 03/20/2046	1,566,106
	Westlake Automobile Receivables Trust 2020-1
380,000	2.520%, 04/15/2025	379,115
	Westlake Automobile Receivables Trust 2020-3
87,000	1.240%, 11/17/2025	84,887
	Westlake Automobile Receivables Trust 2021-2
1,000,000	1.230%, 12/15/2026	934,423
		22,163,244
Total Asset Backed Securities
(Cost $23,965,410)		22,163,244

Commercial Mortgage-Backed Securities: 1.5%
	BX Commercial Mortgage Trust 2021-VOLT
	Series BX 2021-VOLT C
1,000,000	2.424% (1 Month LIBOR USD + 1.100%), 09/15/2036 [1]	932,622
	Life 2021-BMR Mortgage Trust
	Series LIFE 2021-BMR C
982,970	2.424% (1 Month LIBOR USD + 1.100%), 03/15/2038 [1]	940,443
		1,873,065
Total Commercial Mortgage-Backed Securities
(Cost $1,982,970)		1,873,065

Mortgage Backed Securities: 21.8%
	Federal Home Loan Mortgage Corporation REMICS: 2.7%
	Series FHR 2512 SI
209,482	6.176% (1 Month LIBOR USD + 7.500%), 04/15/2024 [1,2,8]	4,496
	Series FHR 4048 IK
2,030,018	3.000%, 05/15/2027 [2]	84,963
	Series FHR 4093 DS
4,205,258	4.976% (1 Month LIBOR USD + 6.300%), 08/15/2027 [1,2,8]	240,935
	Series FHR 4216 EI
2,409,910	3.000%, 06/15/2028 [2]	146,762
	Series FHR 4360 BI
1,083,123	2.500%, 11/15/2028 [2]	36,601
	Series FHR 4341 MI
1,179,327	4.000%, 11/15/2031 [2]	107,062
	Series FHR 4093 IB
1,517,749	4.000%, 08/15/2032 [2]	150,099
	Series FHR 4114 MI
1,815,371	3.500%, 10/15/2032 [2]	188,970
	Series FHR 4170 IU
2,837,378	3.000%, 02/15/2033 [2]	267,872
	Series FHR 3171 OJ
749,464	N/A%, 06/15/2036 [3,7]	617,216
	Series FHR 3824 LS
525,421	5.776% (1 Month LIBOR USD + 7.100%), 08/15/2036 [1,2,8]	85,744
	Series FHR 3236 KF
65,928	1.624% (1 Month LIBOR USD + 0.300%), 11/15/2036 [1]	65,389
	Series FHR 3339 JS
31,319	34.229% (1 Month LIBOR USD + 42.835%), 07/15/2037 [1,8]	50,356
	Series FHR 3380 FM
150,490	1.914% (1 Month LIBOR USD + 0.590%), 10/15/2037 [1]	151,398
	Series FHR 3721 FB
118,242	1.824% (1 Month LIBOR USD + 0.500%), 09/15/2040 [1]	118,412
	Series FHR 4105 LS
2,236,535	4.826% (1 Month LIBOR USD + 6.150%), 08/15/2041 [1,2,8]	176,337
	Series FHR 3933 QS
1,529,776	4.726% (1 Month LIBOR USD + 6.050%), 10/15/2041 [1,2,8]	168,287
	Series FHR 4340 US
1,096,894	5.276% (1 Month LIBOR USD + 6.600%), 05/15/2042 [1,2,8]	197,244
	Series FHR 4076 LF
155,676	1.624% (1 Month LIBOR USD + 0.300%), 07/15/2042 [1]	153,893
	Series FHR 4495 PI
207,951	4.000%, 09/15/2043 [2]	19,301
	Series FHR 4313 CS
2,107,115	4.726% (1 Month LIBOR USD + 6.050%), 03/15/2044 [1,2,8]	292,234
	Series FHR 4911 IH
727,646	4.000%, 04/15/2049 [2]	60,096
		3,383,667
	Federal Home Loan Mortgage Corporation Strips: 0.2%
	Series FHS 288 IO
1,300,132	3.000%, 10/15/2027 [2]	70,028
	Series FHS 272 F2
213,192	1.874% (1 Month LIBOR USD + 0.550%), 08/15/2042 [1]	217,696
		287,724
	Federal National Mortgage Association & Federal Home Loan Mortgage Corporation 30 Year Fixed Rate TBA: 8.0%
	Federal National Mortgage Corporation 30 Year TBA 4.50%
10,000,000	N/A%, 08/15/2040 [3,7,11]	10,032,420

	Federal National Mortgage Association Interest Strips: 0.4%
	Pool FNS 419 C1
2,787,656	2.500%, 09/25/2028 [2]	143,474
	Pool FNS 419 C2
3,359,899	3.000%, 05/25/2029 [2]	190,162
	Pool FNS 421 C4
1,327,218	4.500%, 01/25/2030 [2]	107,981
	Pool FNS 421 C3
95,678	4.000%, 07/25/2030 [2]	8,320
	Pool FNS 387 7
343,724	5.500%, 04/25/2038 [2]	101,710
		551,647
	Federal National Mortgage Association Pool: 2.3%
	FN AL2519
696,074	4.500%, 07/01/2040	719,696
	FN AS5460
649,724	3.500%, 07/01/2045	636,516
	FN AS6520
875,668	3.500%, 01/01/2046	853,301
	FN MA3101
721,876	4.500%, 08/01/2047	735,194
		2,944,707
	Federal National Mortgage Association REMICS: 4.7%
	Series FNR 1996-45 SI
113,728	5.626% (1 Month LIBOR USD + 7.250%), 02/25/2024 [1,2,8]	3,165
	Series FNR 1997-65 SI
437,875	6.477% (1 Month LIBOR USD + 8.000%), 09/17/2027 [1,2,8]	29,503
	Series FNR 2012-139 DI
3,206,987	3.000%, 12/25/2027 [2]	141,983
	Series FNR 2013-29 BI
3,870,786	2.500%, 04/25/2028 [2]	196,648
	Series FNR 2015-34 AI
488,333	4.500%, 06/25/2030 [2]	5,079
	Series FNR 2010-119 PS
2,331,964	5.076% (1 Month LIBOR USD + 6.700%), 09/25/2030 [1,2,8]	163,276
	Series FNR 2016-8 CI
5,662,960	3.000%, 03/25/2031 [2]	407,045
	Series FNR 2013-51 PI
1,998,004	3.000%, 11/25/2032 [2]	195,577
	Series FNR 2014-81 TI
362,308	4.500%, 12/25/2034 [2]	33,747
	Series FNR 2016-24 IB
4,258,449	3.500%, 05/25/2036 [2]	463,488
	Series FNR 2007-2 FT
192,308	1.874% (1 Month LIBOR USD + 0.250%), 02/25/2037 [1]	190,062
	Series FNR 2016-78 CS
2,613,154	4.476% (1 Month LIBOR USD + 6.100%), 05/25/2039 [1,2,8]	265,475
	Series FNR 2012-82 PS
1,748,319	4.476% (1 Month LIBOR USD + 6.100%), 08/25/2041 [1,2,8]	118,727
	Series FNR 2011-100 S
2,958,639	4.826% (1 Month LIBOR USD + 6.450%), 10/25/2041 [1,2,8]	367,426
	Series FNR 2012-15 SW
3,164,927	4.326% (1 Month LIBOR USD + 5.950%), 03/25/2042 [1,2,8]	445,725
	Series FNR 2012-79 FM
122,102	2.074% (1 Month LIBOR USD + 0.450%), 07/25/2042 [1]	122,209
	Series FNR 2012-128 ST
1,099,404	4.526% (1 Month LIBOR USD + 6.150%), 11/25/2042 [1,2,8]	227,321
	Series FNR 2013-22 TO
340,321	N/A%, 03/25/2043 [3,7]	236,436
	Series FNR 2013-20 QS
4,448,856	4.526% (1 Month LIBOR USD + 6.150%), 03/25/2043 [1,2,8]	667,019
	Series FNR 2014-37 PI
742,421	5.500%, 06/25/2044 [2]	91,412
	Series FNR 2014-50 WS
493,483	4.576% (1 Month LIBOR USD + 6.200%), 08/25/2044 [1,2,8]	49,967
	Series FNR 2016-83 BS
380,460	4.476% (1 Month LIBOR USD + 6.100%), 11/25/2046 [1,2,8]	52,496
	Series FNR 2018-51 IO
515,423	6.500%, 07/25/2048 [2]	74,915
	Series FNR 2019-41 SB
1,214,652	4.426% (1 Month LIBOR USD + 6.050%), 08/25/2049 [1,2,8]	177,602
	Series FNR 2020-88 QI
11,285,177	2.000%, 05/25/2050 [2]	1,208,897
		5,935,200
	Goldman Sachs Mortgage-Backed Securities Corp Trust: 0.4%
	Series GSMBS 2020-PJ4 A2
521,148	3.000%, 01/25/2051	454,226

	Government National Mortgage Association: 0.8%
	Series GNR 2014-74 GI
148,296	4.000%, 05/16/2029 [2]	5,368
	Series GNR 2010-47 BX
278,634	5.041% (1 Month LIBOR USD + 6.550%), 08/16/2034 [1,2,8]	18,073
	Series GNR 2011-61 WS
3,109,325	4.875% (1 Month LIBOR USD + 6.470%), 02/20/2038 [1,2,8]	248,802
	Series GNR 2010-6 FG
113,119	2.109% (1 Month LIBOR USD + 0.600%), 01/16/2040 [1]	113,884
	Series GNR 2016-31 CS
3,684,518	4.655% (1 Month LIBOR USD + 6.250%), 07/20/2044 [1,2,8]	510,549
	Series GNR 2016-112 WI
4,711,326	0.184%, 03/20/2045 [2]	80,866
		977,542
	JP Morgan Mortgage Trust: 0.5%
	Series JPMMT 2014-IVR3 3A1
254,652	2.442%, 09/25/2044	252,756
	Series JPMMT 2020-7 A3
353,620	3.000%, 01/25/2051	317,109
		569,865
	RCKT Mortgage Trust 2021-6 - 0: 1.3%
	Series RCKT 2021-6 A1
1,910,000	2.500%, 12/25/2051	1,644,326

	Wells Fargo Mortgage Backed Securities Trust: 0.5%
	Series WFMBS 2019-4 A17
61,890	3.500%, 09/25/2049	58,556
	Series WFMBS 2020-3 A3
166,767	3.000%, 06/25/2050	164,021
	Series WFMBS 2020-4 A1
464,071	3.000%, 07/25/2050	417,812
		640,389
Total Mortgage Backed Securities
(Cost $31,328,362)		27,421,713

United States Government Notes/Bonds: 7.9%
	United States Treasury Note/Bond
5,000,000	2.500%, 03/31/2023	4,989,051
5,000,000	2.750%, 04/30/2023	4,994,931
		9,983,982
Total United States Government Notes/Bonds
(Cost $9,984,076)		9,983,982

Total Bonds
(Cost $94,313,693)		86,547,803

Short-Term Investments: 40.0%
Commercial Paper: 28.6%
Automobiles: 1.6%
	General Motors Financial Co., Inc.
2,000,000	1.692%, 07/07/2022	1,999,216

Building Products: 1.6%
	Fortune Brands Home & Security, Inc.
2,000,000	2.003%, 07/07/2022	1,999,298

Capital Markets: 1.6%
	Brookfield US Holdings Inc.
2,000,000	2.122%, 07/14/2022	1,998,694

Diversified Telecommunication Services: 1.6%
	AT&T, Inc.
2,000,000	0.803%, 07/12/2022	1,998,741

Electric Utilities: 4.0%
	Duke Energy Corp.
2,000,000	1.933%, 07/19/2022	1,997,942
	NextEra Energy Capital Holdings, Inc.
1,000,000	1.402%, 07/11/2022	999,425
	PECO Energy Co.
2,000,000	1.851%, 07/08/2022	1,999,176
		4,996,543
Electronic Equipment, Instruments & Components: 1.6%
	Jabil Inc.
2,000,000	2.501%, 07/05/2022	1,999,376

Equity Real Estate Investment Trusts - REITS: 1.5%
	Crown Castle International Corp.
2,000,000	2.505%, 07/19/2022	1,997,734

Health Care Equipment & Supplies: 1.5%
	Baxter International, Inc.
2,000,000	N/A%, 08/01/2022 [7]	1,996,343

Health Care Providers & Services: 1.6%
	Cigna Corporation
2,000,000	1.422%, 07/19/2022	1,997,942

Household Products: 1.6%
	The Clorox Co.
2,000,000	1.301%, 07/06/2022	1,999,415

IT Services: 1.6%
	Fiserv, Inc.
2,000,000	1.951%, 07/11/2022	1,998,839

Machinery: 6.4%
	Caterpillar Financial Services Corp.
2,000,000	1.051%, 07/06/2022	1,999,492
	Deere John Capital Corp.
2,000,000	1.352%, 07/27/2022	1,997,672
	Parker-Hannifin Corp.
2,000,000	1.791%, 07/12/2022	1,998,832
	Stanley Black & Decker, Inc.
2,000,000	1.954%, 08/02/2022 [3]	1,996,847
		7,992,843
Multi-Utilities: 1.6%
	Consolidated Edison, Inc.
2,000,000	1.903%, 07/14/2022	1,998,518

Tobacco: 0.8%
	B.A.T. International Finance
1,000,000	1.901%, 07/01/2022	999,949

Total Commercial Paper
(Cost $35,976,269)		35,973,451

United States Government Securities: 0.8%
	United States Treasury Bill
1,000,000	0.213%, 11/03/2022 [5,9]	993,160

Total United States Government Securities
(Cost $999,262)		993,160

Shares
Money Market Funds: 10.6%
13,336,931	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.381% [7]	13,336,931
Total Money Market Funds
(Cost $13,336,931)		13,336,931
Total Short-Term Investments
(Cost $50,312,462)		50,303,542
Total Investments in Securities: 108.7%
(Cost $144,626,155)		136,851,345
Liabilities in Excess of Other Assets: (8.7)%		(10,990,831)
Total Net Assets: 100.0%		$125,860,514

CMT-	Constant Maturity Treasury Rate
LIBOR-	London Interbank Offered Rate
SOFR-	Secured Overnight Financing Rate
USD-	United States Dollar

[1]	Variable rate security; rate shown is the rate in effect on June 30, 2022.
[2]	Interest only security.
[3]	Principal only security.
[4]	Annualized seven-day effective yield as of June 30, 2022.
[5]	Rate represents the yield to maturity from purchase price.
[6]	Perpetual call date security. Date shown is next call date.
[7]	Zero coupon security.
[8]	Inverse floading rate security. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a ceiling or floor.
[9]
The security or a portion of the security has been deposited as initial margin on open futures contracts and another portion is designated as collateral for futures contracts.  As of June 30, 2022, the value of securities designated as collateral was $950,000, or 0.8% of net assets.

[10]	Fixed-to-variable or fixed-to float bond; rate shown is the rate in effect on June 30, 2022.
[11]	Security purchased on a forward-commitment basis (“TBA Commitments”). As of June 30, 2022, the total value of TBA Commitments was $10,032,420, or 7.97% of net assets.
[12]	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of June 30, 2022.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2022:

Assets:	Level 1	Level 2	Level 3	Total
Corporate Bonds [1]	$-	$25,105,799	$-	$25,105,799
Asset Backed Securities	-	22,163,244	-	22,163,244
Commercial Mortgage-Backed Securities	–	1,873,065	–	1,873,065
Mortgage Backed Securities	–	27,421,713	–	27,421,713
United States Government Notes/Bonds	–	9,983,982	–	9,983,982
Short-Term Investments	13,336,931	36,966,611	–	50,303,542
Total Assets:	$13,336,931	$123,514,414	$–	$136,851,345
Other Financial Instruments [2]:
Interest Rate Contracts - Futures	(534,008)	–	–	(534,008)
Total Other Financial Instruments	$(534,008)	$–	$–	$(534,008)

[1] See Schedule of Investments for industry breakouts.
[2] Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/(depreciation) on the investment.

OSTERWEIS TOTAL RETURN FUND
SCHEDULE OF FUTURES CONTRACTS at JUNE 30, 2022 (Unaudited)

The Fund had the following futures contracts outstanding with ACM.

			Unrealized
	Number of	Notional	Appreciation	Notional
Short Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
US 10 Year Note CBT (09/2022)	(75)	$(8,728,828)	$(161,373)	$(8,889,843)
US 10 Ultra Long Bond Future (09/2022)	(40)	(5,033,750)	(61,441)	(5,095,000)
US 2 Year Note CBT (09/2022)	(225)	(47,173,047)	(81,509)	(47,253,516)
US 5 Year Note CBT (09/2022)	(125)	(13,802,148)	(229,685)	(14,031,250)

		$(74,737,773)	$(534,008)	$(75,269,610)

CBT - Chicago Board of Trades